TAXES BASED ON INCOME (Tables)	12 Months Ended
Dec. 30, 2017
TAXES BASED ON INCOME
Taxes based on income

(In millions)	2017	2016	2015

Current:
U.S. federal tax	$47.0	$10.1	$26.4
State taxes	.2	.6	(.1)
International taxes	111.0	77.3	92.7

	158.2	88.0	119.0

Deferred:
U.S. federal tax	134.8	64.4	6.3
State taxes	(3.7)	(3.0)	.5
International taxes	18.4	7.0	8.7

	149.5	68.4	15.5

Provision for income taxes	$307.7	$156.4	$134.5

The principal items accounting for the difference between taxes

(In millions)	2017	2016	2015

Computed tax at 35% of income before taxes	$206.7	$167.0	$143.1
Increase (decrease) in taxes resulting from:
State taxes, net of federal tax benefit	(3.2)	2.2	1.3
Tax Cuts and Jobs Act (1)	172.0	–	–
Foreign earnings taxed at different rates (2)	(40.2)	27.0	(7.5)
Excess tax benefits associated with stock-based payments (3)	(16.0)	–	–
Valuation allowance	(1.4)	(11.9)	.9
Corporate-owned life insurance	(6.7)	(4.3)	(1.9)
U.S. federal research and development tax credits	(4.9)	(2.9)	(2.6)
Tax contingencies and audit settlements	(1.9)	(20.7)	5.1
Other items, net	3.3	–	(3.9)

Provision for income taxes	$307.7	$156.4	$134.5

(1)

During 2017, we recognized a net tax charge of $172 million as a result of the TCJA. This amount includes the direct impacts of the TCJA, including items that would otherwise be separately disclosed as tax effects of foreign earnings taxed at different rates, tax contingencies and audit settlements, and other items.

(2)	Included foreign earnings taxed in the U.S., net of credits, in all years.
(3)	During 2017, we recognized a tax benefit of $16 million as a result of our adoption of the accounting guidance update related to stock-based payments.

Income (loss) from continuing operations before taxes from our U.S. and international operations

(In millions)	2017	2016	2015

U.S.	$49.0	$17.9	$33.9
International	540.5	459.2	375.0

Income from continuing operations before taxes	$589.5	$477.1	$408.9

Components of the temporary differences

(In millions)	2017	2016

Accrued expenses not currently deductible	$19.9	$42.1
Net operating losses	185.9	195.9
Tax credit carryforwards	14.0	111.3
Stock-based compensation	18.0	28.4
Pension and other postretirement benefits	140.9	207.7
Inventory reserves	6.5	7.1
Unrealized foreign currency losses (1)	14.9	–
Other assets	6.3	.9
Valuation allowance	(63.4)	(60.4)

Total deferred tax assets (2)	343.0	533.0

Depreciation and amortization	(95.3)	(86.1)
Repatriation accrual (3)	(27.7)	(62.1)
Foreign operating loss recapture	(54.9)	(79.8)
Other liabilities	(8.8)	(2.3)

Total deferred tax liabilities (2)	(186.7)	(230.3)

Total net deferred tax assets	$156.3	$302.7

(1)	Primarily reflect the unrealized foreign currency losses in 2017 related to our net investment hedge described in Note 5, "Financial Instruments."
(2)	Reflect gross amounts before jurisdictional netting of deferred tax assets and liabilities.
(3)

The repatriation accruals as of December 30, 2017 and December 31, 2016 primarily include net deferred tax liabilities of $27.7 million and $62.4 million, respectively, associated with the future tax cost to repatriate earnings of our foreign subsidiaries that are not indefinitely reinvested.

Schedule of tax credit and net operating loss carryforwards

(In millions) Year of Expiry	Net Operating Losses (1)	Tax Credits

2018	$14.3	$.1
2019	4.8	.1
2020	5.5	.2
2021	3.5	.4
2022	9.8	.5
2023	5.0	.5
2024	.4	.3
2025	2.3	.3
2026	.9	1.6
2027	.8	.3
2028	–	.1
2029	–	.1
2030	–	.2
2031	–	.3
2032	–	.4
2033	–	–
2034	.7	–
2035	–	–
2036	–	–
2037	–	–
Indefinite life/no expiry	585.7	8.6

Total	$633.7	$14.0

(1)	Net operating losses are presented before tax effect and valuation allowance.

Reconciliation of the beginning and ending amounts of unrecognized tax benefits

(In millions)	2017	2016

Balance at beginning of year	$89.5	$107.3
Additions for tax positions of the current year	14.1	6.9
Additions (reductions) for tax positions of prior years	3.0	(15.7)
Settlements with tax authorities	(1.6)	(2.1)
Expirations of statutes of limitations	(2.7)	(4.2)
Changes due to translation of foreign currencies	6.4	(2.7)

Balance at end of year	$108.7	$89.5